Net Income/(Loss) Per Share - Schedule of Potentially Dilutive Securities (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Schedule of Potentially Dilutive Securities [Line Items]
Potentially dilutive securities		724	724
Share Options to Employees [Member]
Schedule of Potentially Dilutive Securities [Line Items]
Potentially dilutive securities	[1]	724	724

[1]	Retrospectively restated to reflect the Share Consolidation.